Investment in Associate (Tables)	6 Months Ended
Jun. 30, 2026
Investment in Associate [Abstract]
Schedule of Investment in Neuronomics as an Associate

A continuity of the investment in Neuronomics as an associate is as follows:

Balance as at December 31, 2024	$-
Investment in associate	2,499,440
Share of loss for the year	(75,506)
Balance as at December 31, 2025	$2,423,934
Share of loss for the period	(91,629)
Balance as at June 30, 2026	$2,332,305

Schedule of Financial Information for Neuronomics

Summarized financial information for Neuronomics as at June 30, 2026 and for the six months ended June 30, 2026 is as follows:

	June 30, 2026	December 31, 2025
Current and total assets	$729,804	$514,391
Current and total liabilities	(52,812)	(111,333)
Total shareholders’ equity	(676,992)	(403,058)

Six months ended June 30,
2026
Revenue	$171,053
Operating expenses	(345,584)
Net loss	(174,531)